Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Accounts receivable	$ 261,112	$ 410,140
Accounts receivable from related parties	36	71
Less: Loss allowance		0
Accounts receivable, net	$ 261,148	$ 410,211